Pension, Retiree Medical and Savings Plans (Estimated Future Benefit Payments) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Employer contributions/funding		$ 591	$ 200	$ 1,614
2015		700
2016		730
2017		775
2018		830
2019		880
2020-24		5,160
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions/funding		64	$ 62	251
2015	[1]	120
2016	[1]	125
2017	[1]	125
2018	[1]	125
2019	[1]	125
2020-24	[1]	560
Years 2015 Through 2019
Defined Benefit Plan Disclosure [Line Items]
Subsidies expected to be received under the 2003 Medicare Act		3
Years 2020 Through 2024
Defined Benefit Plan Disclosure [Line Items]
Subsidies expected to be received under the 2003 Medicare Act		$ 13
Large Cap Funds In United States Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Representation As Percentage Of Total US Plan Assets		25.00%	25.00%
Discretionary [Member] | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Employer contributions/funding	[2]	$ 407	$ 23	1,375
Discretionary [Member] | Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions/funding	[2]	0	0	140
Nondiscretionary [Member] | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Employer contributions/funding		184	177	239
Nondiscretionary [Member] | Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions/funding		$ 64	$ 62	$ 111

[1]	Expected future benefit payments for our retiree medical plans do not reflect any estimated subsidies expected to be received under the 2003 Medicare Act. Subsidies are expected to be approximately $3 million for each of the years from 2015 through 2019 and approximately $13 million in total for 2020 through 2024.
[2]	Includes $388 million and $405 million in 2014 and 2012, respectively, pertaining to pension lump sum payments.